Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jul. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with the SEC disclosure rules:

							Value of Initial Fixed $100
Year	Summary Compen- sation Table Total for First PEO(1)	Compen- sation Actually Paid to First PEO(2)	Summary Compen- sation Table Total for Second PEO(3)	Compen- sation Actually Paid to Second PEO(2)	Average Summary Compen- sation Table Total for non-PEO NEOs(4)	Average Compen- sation Actually Paid to non-PEO NEOs(2)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income ($M)	Revenue ($M)(7)
2025	$7,415,991	($750,647)	$2,504,583	$2,899,827	$1,540,887	$1,092,745	$105.47	$187.76	$(61.8)	$810.8
2024	$6,925,254	$1,468,988	N/A	N/A	$1,471,100	$277,176	$137.09	$159.27	$26.1	$830.1
2023	$7,019,878	$5,868,695	N/A	N/A	$1,730,960	$1,540,794	$123.87	$133.14	$56.6	$908.4
2022	$4,545,401	($8,743,936)	N/A	N/A	$1,775,842	($635,938)	$283.37	$104.08	$116.6	$971.6
2021	$5,792,438	$18,065,163	N/A	N/A	$1,404,691	$2,305,335	$161.19	$118.84	$108.1	$932.9

(1)
For fiscal year 2025, the Company’s “First PEO” is R. Colin Gouveia, who served as PEO from January 1, 2025 – July 11, 2025. For fiscal years 2021-2024, the Company had only one PEO, R. Colin Gouveia for 2023 and 2024 and Bruce C. Hoechner for 2021 and 2022 (each referred to as the “First PEO” in the applicable years for purposes of this table). Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in the case of the “First PEO.”

(2)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2025 for our First PEO and Second PEO and for the average of the other NEOs is set forth following the footnotes to this table.

(3)
For fiscal year 2025, the Company’s “Second PEO” is Ali El-Haj, who commenced his position as the Company’s Interim Principal Executive Officer on July 12, 2025. Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for Mr. El-Haj for 2025.

(4)	The Company’s NEOs, other than the PEOs, for the applicable years are as follows:
•	2025: Laura Russell, Jessica A. Morton, Michael R. Webb, Jeffrey Tsao, and Lawrence E. Schmid
•	2024: Laura Russell, Ram Mayampurath, Lawrence E. Schmid, Jessica A. Morton, and Michael R. Webb
•	2023: Ram Mayampurath, Lawrence E. Schmid, Jessica A. Morton, and Michael R. Webb
•	2022: Ram Mayampurath, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia
•	2021: Ram Mayampurath, R. Colin Gouveia, Jonathan J. Rountree, Peter B. Williams, and Michael M. Ludwig
Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs (other than the principal executive officers) for such years.
(5)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
(6)	The TSR Peer Group is the S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.
(7)
For 2025, the Compensation & Organization Committee determined that Revenue is a core driver of the Company’s performance and shareholder value creation, as reflected by its use as a performance measure under the AICP.

CAP Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Ali El-Haj
2025	$2,504,583	$0	$0	($1,582,485)	$1,977,729	$0	$0	$0	$0	$2,899,827
R. Colin Gouveia
2025	$7,415,991	$0	$0	($5,228,612)	$0	($869,562)	$0	($120,524)	($1,947,940)	($750,647)
Other NEOs (Average)(j)
2025	$1,540,887	$0	$0	($874,135)	$713,304	($107,655)	$0	($25,491)	($154,166)	$1,092,745

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)
For fiscal year 2025, the Company’s “First PEO” is R. Colin Gouveia, who served as PEO from January 1, 2025 – July 11, 2025. For fiscal years 2021-2024, the Company had only one PEO, R. Colin Gouveia for 2023 and 2024 and Bruce C. Hoechner for 2021 and 2022 (each referred to as the “First PEO” in the applicable years for purposes of this table). Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in the case of the “First PEO.”

(3)
For fiscal year 2025, the Company’s “Second PEO” is Ali El-Haj, who commenced his position as the Company’s Interim Principal Executive Officer on July 12, 2025. Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for Mr. El-Haj for 2025.

(4)	The Company’s NEOs, other than the PEOs, for the applicable years are as follows:
•	2025: Laura Russell, Jessica A. Morton, Michael R. Webb, Jeffrey Tsao, and Lawrence E. Schmid
•	2024: Laura Russell, Ram Mayampurath, Lawrence E. Schmid, Jessica A. Morton, and Michael R. Webb
•	2023: Ram Mayampurath, Lawrence E. Schmid, Jessica A. Morton, and Michael R. Webb
•	2022: Ram Mayampurath, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia
•	2021: Ram Mayampurath, R. Colin Gouveia, Jonathan J. Rountree, Peter B. Williams, and Michael M. Ludwig
Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs (other than the principal executive officers) for such years.

Peer Group Issuers, Footnote
(6)	The TSR Peer Group is the S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.

Adjustment To PEO Compensation, Footnote
(2)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2025 for our First PEO and Second PEO and for the average of the other NEOs is set forth following the footnotes to this table.

CAP Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Ali El-Haj
2025	$2,504,583	$0	$0	($1,582,485)	$1,977,729	$0	$0	$0	$0	$2,899,827
R. Colin Gouveia
2025	$7,415,991	$0	$0	($5,228,612)	$0	($869,562)	$0	($120,524)	($1,947,940)	($750,647)
Other NEOs (Average)(j)
2025	$1,540,887	$0	$0	($874,135)	$713,304	($107,655)	$0	($25,491)	($154,166)	$1,092,745

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 1,540,887	$ 1,471,100	$ 1,730,960	$ 1,775,842	$ 1,404,691
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,092,745	277,176	1,540,794	(635,938)	2,305,335
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2025 for our First PEO and Second PEO and for the average of the other NEOs is set forth following the footnotes to this table.

CAP Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Ali El-Haj
2025	$2,504,583	$0	$0	($1,582,485)	$1,977,729	$0	$0	$0	$0	$2,899,827
R. Colin Gouveia
2025	$7,415,991	$0	$0	($5,228,612)	$0	($869,562)	$0	($120,524)	($1,947,940)	($750,647)
Other NEOs (Average)(j)
2025	$1,540,887	$0	$0	($874,135)	$713,304	($107,655)	$0	($25,491)	($154,166)	$1,092,745

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.
PEOs AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION TSR AND PEER GROUP TSR
Peer group is S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years.
PEOs AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION NET INCOME

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our revenue during the five most recently completed fiscal years.
PEOs AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION REVENUE

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.
PEOs AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION TSR AND PEER GROUP TSR
Peer group is S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.

Tabular List, Table
Tabular List of Performance Measures
Below is a list of performance measures that, in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025.
•	Revenue
•	Gross Margin
•	Adjusted EBITDA
•	Relative TSR

Total Shareholder Return Amount			$ 105.47	137.09	123.87	283.37	161.19
Peer Group Total Shareholder Return Amount			187.76	159.27	133.14	104.08	118.84
Net Income (Loss)			$ (61,800,000)	$ 26,100,000	$ 56,600,000	$ 116,600,000	$ 108,100,000
Company Selected Measure Amount			810,800,000	830,100,000	908,400,000	971,600,000	932,900,000
PEO Name	Ali El-Haj	R. Colin Gouveia		R. Colin Gouveia	R. Colin Gouveia	Bruce C. Hoechner	Bruce C. Hoechner
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
R. Colin Gouveia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,415,991	$ 6,925,254	$ 7,019,878
PEO Actually Paid Compensation Amount			(750,647)	$ 1,468,988	$ 5,868,695
Ali El-Haj [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,504,583
PEO Actually Paid Compensation Amount			2,899,827
Bruce C. Hoechner [Member}
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 4,545,401	$ 5,792,438
PEO Actually Paid Compensation Amount						$ (8,743,936)	$ 18,065,163
PEO | R. Colin Gouveia [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Colin Gouveia [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Colin Gouveia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,228,612)
PEO | R. Colin Gouveia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Colin Gouveia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(869,562)
PEO | R. Colin Gouveia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Colin Gouveia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(120,524)
PEO | R. Colin Gouveia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,947,940)
PEO | Ali El-Haj [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ali El-Haj [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ali El-Haj [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,582,485)
PEO | Ali El-Haj [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,977,729
PEO | Ali El-Haj [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ali El-Haj [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ali El-Haj [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ali El-Haj [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(874,135)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			713,304
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(107,655)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,491)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (154,166)